INCOME TAXES (DETAILS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income before income taxes	$ 411	$ 370	$ 1,751
HONG KONG [Member]
Income before income taxes	366	779	1,825
CHINA [Member]
Income before income taxes	$ 45	$ (409)	$ (74)